Annual Total Returns - FidelityDividendGrowthFund-AMCIZPro - FidelityDividendGrowthFund-AMCIZPro - Fidelity Dividend Growth Fund - Fidelity Advisor Dividend Growth Fund - Class A	Feb. 10, 2025
Bar Chart Table:
Annual Return 2015	(0.63%)
Annual Return 2016	8.05%
Annual Return 2017	20.14%
Annual Return 2018	(7.23%)
Annual Return 2019	28.73%
Annual Return 2020	2.20%
Annual Return 2021	28.03%
Annual Return 2022	(11.70%)
Annual Return 2023	17.83%
Annual Return 2024	27.48%